COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCY
COMMITMENTS AND CONTINGENCY

NOTE 23. COMMITMENTS AND CONTINGENCY

(a)   Office Leases

The Company entered into six non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases are as follows as of June 30, 2019:

Twelve months ending June 30,	RMB	U.S. Dollars
2020	¥1,875,092	$273,066
Total	¥1,875,092	$273,066

Rent expense for the years ended June 30, 2017, 2018 and 2019 was ¥1,664,128,  ¥2,8596,809 and ¥2,659,570  ($387,308), respectively.

(b)   Contingency

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of June 30, 2019, the Company estimated its severance payments of approximately ¥3.3 million ($0.5 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.

(c)   Purchase commitment

The total future minimum purchase commitment under the non-cancellable purchase contracts as of June 30, 2019 are payable as follows:

Year ending June 30,	Minimum purchase commitment
2019	¥864,433	$125,886
Thereafter	—	—
Total minimum payments required	¥864,433	$125,886